LOSS PER SHARE (Schedule of Anti-Dilutive Securities) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instruments	7,515	2,369	2,057
Warrant and Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instruments	3,457	914	849